Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income		$ 24,549		$ 20,226	$ 19,626
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of income tax		1,512		(389)	(1,448)
Financial instruments held to maturity		38		101	0
Exchange differences on the translation of foreign operations and associates		4,774		(5,789)	(2,685)
Other comprehensive income to be reclassified to profit or loss in subsequent periods		6,324		(6,077)	(4,133)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		(260)		(198)	(54)
Re-measurements of the net defined benefit liability, net of income taxes		(907)		153	328
Other comprehensive income not to be reclassified to profit or loss in subsequent periods		(1,167)		(45)	274
Total other comprehensive (loss), net of income tax		5,157		(6,122)	(3,859)
Attributable to:
Equity holders of the parent		5,447		(5,711)	(3,792)
Non-controlling interest		(290)		(411)	(67)
Total other comprehensive (loss), net of income tax		5,157		(6,122)	(3,859)
Consolidated comprehensive income for the year, net of income tax		29,706		14,104	15,767
Attributable to:
Equity holders of the parent		29,176		13,825	15,242
Non-controlling interest		530		279	525
Consolidated comprehensive income for the year, net of income tax		$ 29,706		$ 14,104	$ 15,767
Currency in which supplementary information is displayed
Condensed Statement of Income Captions [Line Items]
Consolidated net income	[1]		$ 1,177
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of income tax	[2]		72
Financial instruments held to maturity	[2]		2
Exchange differences on the translation of foreign operations and associates	[2]		229
Other comprehensive income to be reclassified to profit or loss in subsequent periods	[2]		303
Other comprehensive income not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	[2]		(12)
Re-measurements of the net defined benefit liability, net of income taxes	[2]		(43)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods	[2]		(56)
Total other comprehensive (loss), net of income tax	[2]		247
Attributable to:
Equity holders of the parent	[2]		261
Non-controlling interest	[2]		(14)
Total other comprehensive (loss), net of income tax	[2]		247
Consolidated comprehensive income for the year, net of income tax	[2]		1,424
Attributable to:
Equity holders of the parent	[2]		1,399
Non-controlling interest	[2]		25
Consolidated comprehensive income for the year, net of income tax	[2]		$ 1,424

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3